Commitments and Contingencies (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Commitments and contingencies.
Capital expenditures included in accounts payable	$ 15,757
Additional development capital expenditures, INP	$ 50,000